Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Recovery of future customer compensation	$ 42,421	$ 23,311	$ 58,319
Prepaid expenses	6,591	6,032	9,573
Other current assets	395	569	4,612
Total prepaid expenses and other current assets	$ 49,407	$ 29,912	$ 72,504